Commitments, Contingencies and Off-Balance Sheet Arrangements - Contractual Obligations (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Note Purchase Agreements [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013
Contractual Obligations, Payments Due by Period, 2014	100.0	100.0
Contractual Obligations, Payments Due by Period, 2015
Contractual Obligations, Payments Due by Period, 2016	50.0	50.0
Contractual Obligations, Payments Due by Period, 2017	300.0	300.0
Contractual Obligations, Payments Due by Period, Thereafter	475.0	275.0
Total	925.0	725.0
Credit Agreement [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013		129.0
Contractual Obligations, Payments Due by Period, 2014
Contractual Obligations, Payments Due by Period, 2015
Contractual Obligations, Payments Due by Period, 2016
Contractual Obligations, Payments Due by Period, 2017
Contractual Obligations, Payments Due by Period, Thereafter
Total		129.0
Interest on Debt [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	25.2	43.1
Contractual Obligations, Payments Due by Period, 2014	50.4	43.0
Contractual Obligations, Payments Due by Period, 2015	44.1	36.7
Contractual Obligations, Payments Due by Period, 2016	44.1	36.7
Contractual Obligations, Payments Due by Period, 2017	41.2	33.8
Contractual Obligations, Payments Due by Period, Thereafter	76.6	43.3
Total	281.6	236.6
Total Debt Obligations [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	25.2	172.1
Contractual Obligations, Payments Due by Period, 2014	150.4	143.0
Contractual Obligations, Payments Due by Period, 2015	44.1	36.7
Contractual Obligations, Payments Due by Period, 2016	94.1	86.7
Contractual Obligations, Payments Due by Period, 2017	341.2	333.8
Contractual Obligations, Payments Due by Period, Thereafter	551.6	318.3
Total	1,206.6	1,090.6
Operating Lease Obligations [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	34.6	69.1
Contractual Obligations, Payments Due by Period, 2014	60.7	51.5
Contractual Obligations, Payments Due by Period, 2015	52.7	43.3
Contractual Obligations, Payments Due by Period, 2016	43.0	32.4
Contractual Obligations, Payments Due by Period, 2017	36.3	23.4
Contractual Obligations, Payments Due by Period, Thereafter	97.8	31.4
Total	325.1	251.1
Less Sublease Arrangements [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	(2.1)	(2.0)
Contractual Obligations, Payments Due by Period, 2014	(1.6)	(1.6)
Contractual Obligations, Payments Due by Period, 2015	(0.7)	(0.6)
Contractual Obligations, Payments Due by Period, 2016	(0.1)
Contractual Obligations, Payments Due by Period, 2017
Contractual Obligations, Payments Due by Period, Thereafter
Total	(4.5)	(4.2)
Outstanding Purchase Obligations [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	7.7	17.6
Contractual Obligations, Payments Due by Period, 2014	10.6	12.0
Contractual Obligations, Payments Due by Period, 2015	7.0	7.0
Contractual Obligations, Payments Due by Period, 2016	1.3	1.3
Contractual Obligations, Payments Due by Period, 2017	0.3	0.3
Contractual Obligations, Payments Due by Period, Thereafter
Total	26.9	38.2
Total Contractual Obligations [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	65.4	256.8
Contractual Obligations, Payments Due by Period, 2014	220.1	204.9
Contractual Obligations, Payments Due by Period, 2015	103.1	86.4
Contractual Obligations, Payments Due by Period, 2016	138.3	120.4
Contractual Obligations, Payments Due by Period, 2017	377.8	357.5
Contractual Obligations, Payments Due by Period, Thereafter	649.4	349.7
Total	$ 1,554.1	$ 1,375.7